Cover Page	6 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	NOMURA HOLDINGS, INC.
Entity Central Index Key	0001163653